UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: July 1, 2008 through June 30, 2009

Item 1.	Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07988
Reporting Period: 07/01/2008 - 06/30/2009
Lord Abbett Investment Trust

====================== LORD ABBETT BALANCED STRATEGY FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= LORD ABBETT CONVERTIBLE FUND =========================

WILLIAMS COMPANIES, INC., THE

Ticker:       WMB            Security ID:  969457100
Meeting Date: MAY 21, 2009   Meeting Type: Annual
Record Date:  MAR 30, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Irl F. Engelhardt        For       For          Management
1.2   Elect Director William E. Green         For       For          Management
1.3   Elect Director W. R. Howell             For       For          Management
1.4   Elect Director George A. Lorch          For       For          Management
2     Ratify Auditors                         For       For          Management
3     Declassify the Board of Directors       Against   For          Shareholder

====================== LORD ABBETT CORE FIXED INCOME FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= LORD ABBETT DIVERSIFIED EQUITY STRATEGY FUND =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= LORD ABBETT DIVERSIFIED INCOME STRATEGY FUND =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== LORD ABBETT FLOATING RATE FUND ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== LORD ABBETT GROWTH & INCOME STRATEGY FUND ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= LORD ABBETT HIGH YIELD FUND ==========================

CHARTER COMMUNICATIONS, INC.

Ticker:       CHTRQ          Security ID:  12502BAC7
Meeting Date: JUN 15, 2009   Meeting Type: Written Consent
Record Date:  APR 17, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Plan Of Reorganization                  For       For          Management

--------------------------------------------------------------------------------

CHARTER COMMUNICATIONS, INC.

Ticker:       CHTRQ          Security ID:  12502CAM3
Meeting Date: JUN 15, 2009   Meeting Type: Written Consent
Record Date:  APR 17, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Plan Of Reorganization                  For       For          Management

--------------------------------------------------------------------------------

H. J. HEINZ FINANCE CO

Ticker:                      Security ID:  42307T306
Meeting Date: SEP 26, 2008   Meeting Type: Annual
Record Date:  AUG 25, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Leonard A. Cullo, Jr.    For       For          Management
1.2   Elect Director Edward J. Mcmenamin      For       For          Management
1.3   Elect Director Arthur B. Winkleblack    For       For          Management
2     Elect Independent Director Andrew L.    For       For          Management
      Stidd

=========================== LORD ABBETT INCOME FUND ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== LORD ABBETT SHORT DURATION INCOME FUND ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== LORD ABBETT TOTAL RETURN FUND =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 20, 2009